Financial Risk Management - Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Dealer finance receivables:
Dealer finance receivables	¥ 5,894,752	¥ 5,434,496
Loan commitments:
Loan commitments	119,222	119,168
Group A [member]
Dealer finance receivables:
Dealer finance receivables	303,203	190,306
Loan commitments:
Loan commitments	103,858	95,485
Group B [member]
Dealer finance receivables:
Dealer finance receivables	117,963	94,200
Loan commitments:
Loan commitments	15,364	23,683
Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	421,166	284,506
12-month ECL [member]
Loan commitments:
Loan commitments	119,222	119,168
12-month ECL [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	297,885	188,101
Loan commitments:
Loan commitments	103,858	95,485
12-month ECL [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	116,156	91,995
Loan commitments:
Loan commitments	15,364	23,683
12-month ECL [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	414,041	280,096
Lifetime ECL [member] | Not credit-impaired [member]
Loan commitments:
Loan commitments
Lifetime ECL [member] | Not credit-impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	706	88
Loan commitments:
Loan commitments
Lifetime ECL [member] | Not credit-impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	1,684	2,133
Loan commitments:
Loan commitments
Lifetime ECL [member] | Not credit-impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	2,390	2,221
Lifetime ECL [member] | Credit-impaired [member]
Loan commitments:
Loan commitments
Lifetime ECL [member] | Credit-impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	4,612	2,117
Loan commitments:
Loan commitments
Lifetime ECL [member] | Credit-impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	123	72
Loan commitments:
Loan commitments
Lifetime ECL [member] | Credit-impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	¥ 4,735	¥ 2,189